MUTUAL OF AMERICA
MUTUAL OF AMERICA LIFE INSURANCE COMPANY
320 PARK AVENUE NEW YORK NY 10022-6839 646 662 6632 MOBILE AMY LATKIN VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL CORPORATE LAW AMY.LATKIN@MUTUALOFAMERICA.COM

August 21, 2020

Via EDGAR correspondence

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Mutual of America Investment Corporation (the “Registrant”)
Registration Statement on Form N-14

Ladies and Gentlemen:

Contemporaneously herewith, the above named Registrant is filing a Registration Statement on Form N-14 pursuant to the Securities Act of 1933 (the “1933 Act”) and Rule 488 thereunder. The purpose of this filing is to register the shares of the Mutual of America Investment Corporation funds that will be distributed to shareholders of the series of Mutual of America Institutional Funds, Inc. (the “Target Funds”), an affiliated investment company, in connection with the reorganization of the Target Funds into corresponding series of the Registrant (the “Acquiring Funds”) on or about October 23, 2020. Pursuant to this reorganization, each Acquiring Fund will acquire all of the assets and liabilities of the corresponding Target Fund.

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 under the 1940 Act. No fees are required in connection with this filing.

If you have any questions or need additional information, please do not hesitate to contact the undersigned at the above telephone number, or my colleague, Scott Rothstein at 646-221-3328, at your earliest convenience. We appreciate your attention to this matter.

Sincerely,

/s/ Amy Latkin

Amy Latkin

Vice President and

Associate General Counsel